Shareholder Report, Line Graph (Details) 1014016_Franklin Income Equity Focus ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Sep. 20, 2016	Mar. 31, 2026
Franklin Income Equity Focus ETF
Account Value [Line Items]
Accumulated Value	$ 26,635	$ 24,816	$ 21,024	$ 21,502	$ 18,865	$ 13,145	$ 14,094	$ 12,257	$ 10,840	$ 10,000	$ 32,231
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	28,578	26,654	20,615	22,550	20,147	12,396	13,641	12,542	11,019	10,000	$ 33,746
MSCI USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI USA High Dividend Yield Index
Accumulated Value	21,846	20,241	17,395	17,931	16,092	11,558	13,265	12,010	10,838	10,000	$ 24,758
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 29,993	$ 27,706	$ 21,332	$ 23,119	$ 19,991	$ 12,786	$ 13,745	$ 12,553	$ 11,012	$ 10,000	$ 35,333